DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Reverse recapitalization effect on equity		$ (60)	$ 0
Manuka Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	89.00%
Manuka Ltd [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	2,242,509
Share Exchange Agreement [Member] | Manuka Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	100.00%
Stock Issued During Period, Shares, New Issues	33,791,641
Percentage of ownership after transaction	89.00%
Reverse recapitalization effect on equity		$ 60
Share Exchange Agreement [Member] | Manuka Ltd [Member] | Preferred Stock D [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues	110,000
Preferred D shares, convertible into common stock	66,000,000